Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Other Components of Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Miscellaneous equity [abstract]
Treasury stock	₩ (882,224)	₩ (825,838)
Gain or loss on disposal of treasury stock	(17,579)	1,229
Share-based payments	5,901	7,769
Others	(340,882)	(353,243)
Total	₩ (1,234,784)	₩ (1,170,083)